Taxes On Income (Schedule Of Income Before Income Taxes And Income Taxes Expense (Benefit)) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Taxes On Income [Abstract]
Income before taxes on income, Israel	$ 10,473		$ 5,703		$ 11,475
Income before taxes on income, Foreign Jurisdiction	701		610		(317)
Income before taxes on income	11,174		6,313		11,158
Current taxes, Israel	2,162		2,074		2,197
Current taxes, Foreign Jurisdiction	30		(413)
Current taxes	2,192		1,661		2,197
Tax expense (benefit) in respect to previous years, Israel			(358)		145
Tax expense (benefit) in respect to previous years, Foreign Jurisdiction			425
Tax expense (benefit) in respect to previous years			67		145
Deferred taxes, Israel	421		(366)		131
Deferred taxes, Foreign Jurisdiction	271		616		(25)
Deferred taxes	692		250		106
Income tax expense	$ 2,884	[1]	$ 1,978	[1]	$ 2,448	[1]

[1]	Most of the Company's taxes are calculated based on Israeli tax law except for taxes of the US and Cyprus subsidiaries that are calculated based on relevant local tax laws